RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
NOTE 8 - RELATED PARTY TRANSACTIONS

Accrued Officer Compensation

As of March 31, 2020 and December 31, 2019, a total of $668,611 and $588,611, respectively, was accrued for unpaid officer wages due the Company’s CEO and President under their respective employment agreements.

Other

The Company’s CEO has advanced the Company funds since 2017, with a balance due of $960,700 and $735,000, respectively, plus accrued interest of $121,622 and $96,273 as of March 31, 2020 and December 31, 2019, respectively. These balances accrue interest at 12% beginning on October 1, 2018, are unsecured and due on demand. Total interest expense on the advances totaled $25,349 and $8,568 for the three months ended March 31, 2020 and 2019, respectively.

As of March 31, 2020 and December 31, 2019, a total of $16,619, respectively, was due our CEO and our President and is included in accounts payable.

As of March 31, 2020 and December 31, 2019, a total of $16,322 and $15,222, respectively, was due to the founder of DIGS for advances to DIGS.

As of March 31, 2020 and December 31, 2019, a total of $0 and $2,892, respectively, was due the founder of DIGS and is included in accounts payable.

In March 2020, the board of directors authorized the conversion of amounts payable to the Company’s officers to the Company’s common stock. The amounts are convertible at the option of the officer at a conversion price of $0.01 per share.  As of the date of this report, no officer has converted any monies owed into shares of the Company’s common stock.

Accrued Officer Compensation

As of December 31, 2019 and 2018, a total of $588,611 and $349,000, respectively, was accrued for unpaid officer wages due the Company s CEO and President under their respective employment agreements.

Other

As of December 31, 2019 and 2018, a total of $16,619 and $22,574 was due our CEO and our President and is included in accounts payable.

As of December 31, 2019 and 2018, a total of $2,892 was due the founder of DIGS and is included in accounts payable.

The Company s CEO advanced the Company funds during 2019 and 2018, with a balance due of $735,000 and $585,000 respectively, plus accrued interest of $96,273 and $18,030 as of December 31, 2019 and 2018, respectively. These balances accrue interest at 12% beginning on October 1, 2018, are unsecured and due on demand. Total interest expense on the advances totaled $78,243 and $18,030 for the years ended December 31, 2019 and 2018, respectively.

As of December 31, 2019 and 2018, a total of $15,222 and $10,738, respectively, was due to the founder of DIGS for advances to DIGS.

As of December 31, 2019 and 2018, a total of $32,020 was due to an entity owned by the founder of ShieldSaver for advances to ShieldSaver prior to the Company s acquisition of ShieldSaver on August 31, 2018. The founder of ShieldSaver is also the founder of JAG and is a related party.

DIGS previously sub-leased space on a month-to-month basis from an entity controlled by the founder of DIGS. Total payments related to this sub-lease for the years ended December 31, 2019 and 2018 were $0 and $11,375, respectively.

In March 2020, the board of directors authorized the conversion of amounts payable to the Company s officers to the Company s common stock. The amounts are convertible at the option of the officer at a conversion price of $0.01 per share.

See Note 7 for related party share issuances to directors and other related parties of the Company.